GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1. GENERAL

Golar LNG Partners LP (the “Partnership”) was formed as an indirect wholly-owned subsidiary of Golar LNG Limited (“Golar”) in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to the Partnership interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas (“LNG”) carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit (“FSRU”), the Golar Spirit.  During April 2011, Golar contributed to the Partnership the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, the Partnership completed its initial public offering (“IPO”).  In connection with the IPO, (i) the Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership; (ii) the Partnership issued to Golar GP LLC, a wholly-owned subsidiary of Golar and the general partner of the Partnership (the “General Partner”), a 2% general partner interest in the Partnership and 81% of the Partnership's incentive distribution rights (“IDRs”); (iii) the Partnership issued to Golar LNG Energy Limited, a subsidiary of Golar (“Golar Energy”), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to the Partnership are deemed to be a reorganization of entities under common control. As a result, these transactions have been recorded by the Partnership at Golar's historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter (“Initial Fleet”), are collectively referred to as the “Combined Entity”.

During October 2011, the Partnership acquired from Golar interests in subsidiaries that own and operate the Golar Freeze FSRU. This transaction is also deemed to be a reorganization of entities under common control. As a result the Partnership's balance sheets, statements of operations, statements of comprehensive income, cash flows and changes in partners' capital/ owners' equity have been retroactively adjusted to include the Golar Freeze, herein referred to as the “Dropdown Predecessor”, as if the Partnership had acquired the Golar Freeze when the vessel began operations under the ownership of Golar. The excess of the consideration paid by the Partnership over Golar's historical costs is accounted for as an equity distribution to Golar (refer to Note 24(g)). As a result, the Partnership's financial statements prior to the date the interest in this vessel was actually acquired by the Partnership are retroactively adjusted to include the results of operations of this vessel during the periods it was under the common control of Golar. The effect of adjusting the Partnership's financial statements to account for this common control exchange impacted the following line items by:

(in thousands of $)	2011	2010	2009
Time charter revenues	35,013	29,894	6,929
Net income (loss)	16,064	4,627	(2,122)
Equity	-	63,202	94,578
Total assets	-	214,828	250,862
Total liabilities	-	151,626	156,284

As of December 31, 2011, the Partnership operates a fleet of three FSRUs and two LNG carriers.  The Partnership's vessels all operate under long-term charter contracts with expiration dates between 2017 and 2024. The Partnership has a 100% interest in each of its vessels except for the Golar Mazo, where it has 60% interest.

As of December 31, 2011 and 2010, the Partnership's current liabilities exceeded current assets by $51.9 million and $33.2 million, respectively. In 2010, this is partly due to the fact that the Partnership's cash was previously pooled and used by Golar. In addition, included within current liabilities are mark-to-market valuations of swap derivatives representing $54.3 million and $41.9 million of these liabilities as at December 31, 2011 and 2010, respectively. These swaps mature between 2013 and 2018 and the Partnership has no intention of terminating these swaps before their maturity hence realizing these liabilities.